Inventories	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

	As of March 31,
	2024	2025
	RMB	RMB
Raw materials	9,522	10,474
Work in progress	1,558	2,941
Finished goods	10,866	13,712
Total inventory, gross	21,946	27,127
Inventory reserve	(10,920)	(20,776)
Total inventory, net	11,026	6,351

The movement of inventory reserve was as follows:

	Year ended March 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	10,233	10,920
Additional charge	688	9,841
Foreign currency translation difference	(1)	15
Balance at the end of year	10,920	20,776

The Company had fully impaired all inventory items aged over one year.